Property and Equipment	12 Months Ended
Oct. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT
7.	PROPERTY AND EQUIPMENT

As of October 31, 2025 and 2024, property and equipment consisted of:

	October 31, 2025	October 31, 2024
Electronic equipment	$27,627	$27,027
Office facilities	20,838	20,834
Machinery equipment	142,530	142,512
Vehicles	288,048	258,169
Less: Accumulated depreciation	(243,336)	(172,194)
Less: Impairment loss	(34,168)	(34,163)
Totals	$201,539	$242,185

Depreciation recognized to the consolidated statements of income and comprehensive income for the years ended October 31, 2025, 2024 and 2023 were $70,150, $76,246 and $45,071, respectively. For the year ended October 31, 2024, the impairment loss of property and equipment was recorded as $33,841. No impairment has been recorded by the Company for the years ended October 31, 2025 and 2023.